Income Taxes (Deferred Taxes) - Additional Information (Detail) (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Net deferred income tax liability	$ 165,000,000		$ 8,000,000	[1],[2]	$ 72,000,000	[1],[2]
Current deferred tax assets	92,000,000	[3]	101,000,000	[3]	96,000,000
Noncurrent deferred tax assets	54,000,000	[3]	216,000,000	[3]	143,000,000
Other current deferred liabilities	3,000,000		2,000,000
Noncurrent deferred tax liabilities	308,000,000		323,000,000		311,000,000
International
Income Taxes [Line Items]
Unremitted earnings tax liability not recognized amount			$ 2,500,000,000

[1]	2012 vs. 2011-The decrease in net deferred tax liability position in 2012 reflects an increase in noncurrent deferred tax assets recorded in connection with book/tax basis differentials primarily related to intangibles and PP&E, established as a result of certain restructuring activities and a decrease in deferred income tax liabilities related to unremitted earnings, primarily as a result of distributions, partially offset by an increase in valuation allowances representing the amounts determined to be unrecoverable.
[2]	In 2012, included in Current deferred tax assets ($101 million), Noncurrent deferred tax assets ($216 million), Other current liabilities ($2 million) and Noncurrent deferred tax liabilities ($323 million). In 2011, included in Current deferred tax assets ($96 million), Noncurrent deferred tax assets ($143 million) and Noncurrent deferred tax liabilities ($311 million).
[3]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.